Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating revenues:
Service revenues	$ 198,835,606	$ 191,211,001	$ 599,980,534	$ 542,020,014
Sales of equipment	34,083,311	32,247,435	98,760,912	90,260,481
Operating revenues	232,918,917	223,458,436	698,741,446	632,280,495
Operating costs and expenses:
Cost of sales and services	87,306,392	84,735,380	262,905,272	238,540,446
Commercial, administrative and general expenses	50,172,602	47,364,227	153,971,442	135,653,523
Other expenses	1,617,369	1,936,705	4,584,465	4,966,334
Depreciation and amortization	43,699,482	41,979,469	135,005,009	119,411,473
Operating costs and expenses	182,795,845	176,015,781	556,466,188	498,571,776
Operating income	50,123,072	47,442,655	142,275,258	133,708,719
Interest income	3,298,502	2,584,688	6,902,323	6,591,181
Interest expense	(16,588,774)	(14,048,630)	(46,627,907)	(41,001,231)
Foreign currency exchange gain (loss), net	6,301,056	(24,581,688)	16,084,374	(58,372,537)
Valuation of derivatives, interest cost from labor obligations and other financial items, net	(5,909,636)	7,722,319	(10,426,461)	10,541,142
Equity interest in net result of associated companies	39,784	(1,647,296)	105,601	(4,372,384)
Profit before income tax	37,264,004	17,472,048	108,313,188	47,094,890
Income tax	12,863,274	9,621,554	40,576,881	25,060,533
Net profit for the period	24,400,730	7,850,494	67,736,307	22,034,357
Net profit for the year attributable to:
Equity holders of the parent	22,700,155	6,426,585	63,684,840	18,827,631
Non-controlling interests	1,700,575	1,423,909	4,051,467	3,206,726
Net profit for the period	$ 24,400,730	$ 7,850,494	$ 67,736,307	$ 22,034,357
Basic earnings per share attributable to equity holders of the parent (in dollars per share)	$ 0.38	$ 0.1	$ 1.05	$ 0.3
Diluted earnings per share attributable to equity holders of the parent (in dollars per share)	$ 0.38	$ 0.1	$ 1.05	$ 0.3
Other comprehensive (loss) income that may be reclassified to profit or loss in subsequent period (net of tax):
Effect of translation of foreign entities	$ (12,692,464)	$ 50,284,205	$ (8,369,967)	$ 73,198,015
Items that will not be reclassified to profit or loss in subsequent periods:
Re-measurement of defined benefit plan, net of deferred taxes	534,155	(37,292)	7,506,982	(119,360)
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	46,404	5,605,521	965,081	10,173,257
Total other comprehensive (loss) income items for the period, net of deferred taxes	(12,111,905)	55,852,434	102,096	83,251,912
Total comprehensive income for the period	12,288,825	63,702,928	67,838,403	105,286,269
Comprehensive income for the year attributable to:
Equity holders of the parent	12,924,883	55,403,070	62,996,882	92,532,423
Non-controlling interests	(636,058)	8,299,858	4,841,521	12,753,846
Total comprehensive income for the period	$ 12,288,825	$ 63,702,928	$ 67,838,403	$ 105,286,269